Organization and principal activities - Narrative (Details)	Jun. 30, 2018 service_company facility holding_company sales_company
Disclosure of detailed information about business combination [line items]
Number of wholly owned production facilities	12
Number of sales companies | sales_company	3
Number of holding companies | holding_company	10
Number of service companies | service_company	2
Portugal and France
Disclosure of detailed information about business combination [line items]
Number of former operating entities in dissolution	2
Germany
Disclosure of detailed information about business combination [line items]
Number of production facilities operating as a joint venture	1